Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in foreign subsidiaries	$ 4,300,000,000
Effective tax rate	29.00%	30.10%	26.50%
Valuation allowances	23,000,000	1,000,000
Valuation allowances, beginning balance	16,000,000	7,000,000
Net Operating Loss Carryforwards	73.00%
Domestic deferred tax assets	270,000,000
Unrecognized tax benefits that would impact effective tax rate	96,000,000	102,000,000	123,000,000
Accrued interest and penalties	13,000,000	17,000,000	35,000,000
Putnam and issues included in consolidated mmc tax returns	117,000,000	143,000,000	199,000,000	206,000,000
Unrecognized tax benefits minimum	0
Unrecognized tax benefits maximum	25,000,000
Putnam and Kroll [Member]
Putnam and issues included in consolidated mmc tax returns	6,000,000	14,000,000	75,000,000
State and Local Jurisdiction [Member]
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	78,000,000
Non US [Member]
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 90,000,000